Revenues from contracts with customers	12 Months Ended
Dec. 31, 2020
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Revenues from contracts with customers
3. Revenues from contracts with customers

The balances of trade receivables at December 31, 2020 and 2019 were $487 and $31, respectively. There were no contract asset or contract liability balances at December 31, 2020 or 2019.

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Product Revenue:
Europe, Middle East and Africa	$952	$47	$159
Americas	5	5	3
Asia-Pacific	56	107	106

Total product revenue	1,013	159	268

Service Revenue:
Europe, Middle East and Africa	2	—	—
Americas	77	265	169
Asia-Pacific	3	—	3

Total service revenue	82	265	172

Total Revenue	$1,095	$424	$440